CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 2,803,713	$ 387,335
Loss from operations	(2,803,713)	(387,335)
Other income:
Interest earned on marketable securities held in Trust Account	50,175	105,431
Change in fair value of warrant liability	10,036,098	(16,902,902)
Other income	10,086,273	(17,513,191)
Net Income	7,282,560	(17,900,526)
Class A Common stock
Other income:
Interest earned on marketable securities held in Trust Account	$ 50,175	105,431
Net Income		$ 0
Weighted average shares outstanding of common stock, basic and diluted	33,421,570	33,421,570
Basic and diluted net income loss per common share	$ 0.00	$ 0.00
Class B Common stock
Other income:
Net Income	$ 7,282,560	$ (17,900,526)
Weighted average shares outstanding of common stock, basic and diluted	8,355,392	7,969,220
Basic and diluted net income loss per common share	$ 0.87	$ (2.25)